Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies

10. Commitments and contingencies

Litigation — The Company is named from time to time as a party to lawsuits and other types of legal proceedings and claims in the normal course of business. As previously disclosed in the Company’s Annual Report and its Current Report on Form 8-K filed with the SEC on May 6, 2024, and further disclosed in Form 10-Q filed on May 16, 2024, and in Form 10-Q filed on August 13, 2024, a lawsuit was filed against the Company by Guggenheim Securities, LLC (“Guggenheim”) on March 27, 2024 in which Guggenheim alleges that the Company owes certain fees and expenses of $11.1 million for services allegedly performed by Guggenheim in connection with the Business Combination consummated on October 6, 2023 (the “Guggenheim Complaint”). The Company has denied all liability in response to the Guggenheim Complaint. In addition, the Company has filed counterclaims against Guggenheim for fraudulent inducement, breach of contract, breach of the implied covenant of good faith and fair dealing, breach of fiduciary duty, negligence, fraudulent misrepresentation and negligent misrepresentation. Guggenheim has moved to dismiss the counterclaims. The case is in its early stages, discovery has commenced, and the Court has set a certificate of readiness for trial/note of issue date for June 28, 2025. As part of the Company’s accounting approach to transaction expenses related to the Business Combination, prior to the Company’s receipt of the Guggenheim Complaint, the Company accrued $11.1 million as of December 31, 2023, with respect to the alleged amended engagement agreement with Guggenheim. The Company intends to vigorously defend itself against the claims alleged in the Guggenheim Complaint and contest the amounts Guggenheim asserts are owed.

Indemnification — In the ordinary course of business, the Company enters into certain agreements that provide for indemnification by the Company of varying scope and terms to customers, vendors, directors, officers, employees, and other parties with respect to certain matters. Indemnification includes losses from breach of such agreements, services provided by the Company, or third-party intellectual property infringement claims. These indemnities may survive termination of the underlying agreement and the maximum potential amount of future indemnification payments, in some circumstances, are not subject to a cap. As of September 30, 2024, and December 31, 2023, there were no known events or circumstances that have resulted in a material indemnification liability.

Commitments — As of January 1, 2024, the Company has entered into a commitment with The Hershey Licensing Company (“Hershey”) to develop venues themed with Hershey’s licensed trademarks and intellectual property in at least four locations by 2028. For each location, the Company is required to pay a one-time $0.3 million development fee and an on-going royalty fee of 6% of gross sales starting in the year 2025. The development fee is due no later than 12 months prior to the scheduled opening of the respective locations. Under the agreement, the royalty is at minimum $0.3 million for the year 2025 and 85% of the previous year’s actual royalty paid for 2025 onward.

As of September 30, 2024, the Company has unfunded commitments to its unconsolidated joint venture Karnival of $2.4 million (HKD 18.7 million).

15.    Commitments and contingencies

Litigation — The Company is named from time to time as a party to lawsuits and other types of legal proceedings and claims in the normal course of business. The Company accrues for contingencies when it believes that a loss is probable and that it can reasonably estimate the amount of any such loss. There were no material accruals for legal proceedings or claims as of December 31, 2023 and 2022.

Indemnification — In the ordinary course of business, the Company enters into certain agreements that provide for indemnification by the Company of varying scope and terms to customers, vendors, directors, officers, employees, and other parties with respect to certain matters. Indemnification includes losses from breach of such agreements, services provided by the Company, or third-party intellectual property infringement claims. These indemnities may survive termination of the underlying agreement and the maximum potential amount of future indemnification payments, in some circumstances, are not subject to a cap. As of December 31, 2023 and 2022, there were no known events or circumstances that have resulted in a material indemnification liability.

Commitments — As of December 31, 2023 the Company has unfunded commitments to its unconsolidated joint venture Karnival of $2.4 million (HKD 18.7 million). However, the Company does not currently have the liquidity to fund such amounts and the ability to do so in the future is contingent upon securing additional financing or capital raises. See Note 1 — Description of business and basis of presentation.